Statements of Financial Position (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Investments
Fixed income securities, at fair value (amortized cost $4,959,541 and $5,225,701)	$ 5,491,047	$ 5,602,738
Mortgage loans	493,792	514,489
Equity securities, at fair value (cost $205,549 and $163,649)	206,122	202,622
Limited partnership interests	212,947	116,480
Short-term, at fair value (amortized cost $138,371 and $98,553)	138,372	98,553
Policy loans	39,993	40,511
Other	600	1,076
Total investments	6,582,873	6,576,469
Cash	30,004	2,270
Deferred policy acquisition costs	135,282	129,836
Reinsurance recoverable	254,264	259,733
Accrued investment income	56,120	60,515
Receivable from affiliates, net	1,986
Reinsurance receivable from parent		285
Other assets	107,393	54,523
Separate Accounts	383,263	435,446
Total assets	7,551,185	7,519,077
Liabilities
Contractholder funds	3,402,594	3,670,557
Reserve for life-contingent contract benefits	2,280,356	2,151,316
Current income taxes payable	17,976	390
Deferred income taxes	212,949	173,341
Other liabilities and accrued expenses	127,663	99,234
Payable to affiliates, net		6,013
Reinsurance payable to parent	283
Separate Accounts	383,263	435,446
Total liabilities	6,425,084	6,536,297
Commitments and Contingent Liabilities (Note 11)
Shareholder's equity
Common stock, $25 par value, 100 thousand shares authorized, issued and outstanding	2,500	2,500
Additional capital paid-in	140,529	140,529
Retained income	813,456	687,494
Unrealized net capital gains and losses:
Unrealized net capital gains and losses on fixed income securities with OTTI	386	168
Other unrealized net capital gains and losses	345,466	270,238
Unrealized adjustment to DAC, DSI and insurance reserves	(175,568)	(118,415)
Total unrealized net capital gains and losses	170,284	151,991
Unrealized foreign currency translation adjustments	(668)	266
Total accumulated other comprehensive income	169,616	152,257
Total shareholder's equity	1,126,101	982,780
Total liabilities and shareholder's equity	$ 7,551,185	$ 7,519,077